Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities	Other liabilities consisted of the following:
	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Corporate income taxes	$307,855	$379,395
Value added tax	79,627	121,691
Construction tax	11,296	14,615
Individual income tax	1,977	3,598
Payroll payable	510,779	474,629
Others	47,636	47,982
Total other liabilities	$959,170	$1,041,910